Staff costs - Schedule of deferred variable remuneration systems, deferred and conditional variable remuneration plan (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€) companies
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Minimum Group's economic capital	1.00%
Deferred conditional variable remuneration plan sixth cycle
Share-based payment arrangement
Deferral period	3 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred conditional variable remuneration plan twelfth cycle | Other beneficiaries
Share-based payment arrangement
Deferral period	4 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred conditional variable remuneration plan twelfth cycle | Beneficiaries with target total variable remuneration higher or equal to 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred conditional variable remuneration plan twelfth cycle | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.6
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Deferred conditional variable remuneration plan fourth and fifth cycles | Other beneficiaries
Share-based payment arrangement
Deferral period	3 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred conditional variable remuneration plan fifth cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Deferred conditional variable remuneration plan fifth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Deferred conditional variable remuneration plan seventh, eighth, ninth, tenth and eleventh cycles | Other beneficiaries
Share-based payment arrangement
Deferral period	3 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred conditional variable remuneration plan seventh, eighth, ninth, tenth and eleventh cycles | Beneficiaries with target total variable remuneration higher or equal to 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred conditional variable remuneration plan seventh, eighth, ninth, tenth and eleventh cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Deferred multiyear objectives variable remuneration plan seventh cycle
Share-based payment arrangement
Number of credit institutions included in reference group | companies	9
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Deferral period	5 years
Deferred payment percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Deferred multiyear objectives variable remuneration plan first cycle | Other beneficiaries
Share-based payment arrangement
Deferral period	3 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred Conditional Variable Remuneration Plan Twelfth Cycle 2023 | Other beneficiaries
Share-based payment arrangement
Deferral period	4 years
Immediate payment percentage	60.00%
Deferred payment percentage	40.00%
Deferred Conditional Variable Remuneration Plan Twelfth Cycle 2023 | Beneficiaries with target total variable remuneration higher or equal to 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferred Conditional Variable Remuneration Plan Twelfth Cycle 2023 | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Deferral period	5 years
Immediate payment percentage	50.00%
Deferred payment percentage	50.00%
Deferred Multiyear Objectives Variable Remuneration Plan Eighth Cycle
Share-based payment arrangement
Number of credit institutions included in reference group | companies	9
Minimum | Deferred conditional variable remuneration plan fifth, seventh, eighth, ninth, tenth, and eleventh cycles
Share-based payment arrangement
Deferral period	3 years
Minimum | Deferred conditional variable remuneration plan twelfth cycle
Share-based payment arrangement
Deferral period	4 years
Minimum | Deferred conditional variable remuneration plan twelfth cycle | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred conditional variable remuneration plan fourth and fifth cycles | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.7
Minimum | Deferred conditional variable remuneration plan fourth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	1.8
Minimum | Deferred conditional variable remuneration plan seventh, eighth, ninth, tenth and eleventh cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred multiyear objectives variable remuneration plan seventh cycle
Share-based payment arrangement
Deferral period	4 years
Minimum | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Deferral period	3 years
Minimum | Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred Conditional Variable Remuneration Plan Twelfth Cycle 2023 | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Minimum | Deferred Multiyear Objectives Variable Remuneration Plan Eighth Cycle
Share-based payment arrangement
Deferral period	4 years
Maximum | Deferred conditional variable remuneration plan fifth, seventh, eighth, ninth, tenth, and eleventh cycles
Share-based payment arrangement
Deferral period	5 years
Maximum | Deferred conditional variable remuneration plan twelfth cycle
Share-based payment arrangement
Deferral period	5 years
Maximum | Deferred conditional variable remuneration plan twelfth cycle | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Deferred conditional variable remuneration plan fifth cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	2.6
Maximum | Deferred conditional variable remuneration plan seventh, eighth, ninth, tenth and eleventh cycles | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Deferred multiyear objectives variable remuneration plan seventh cycle
Share-based payment arrangement
Deferral period	5 years
Maximum | Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Deferral period	5 years
Maximum | Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Deferred Conditional Variable Remuneration Plan Twelfth Cycle 2023 | Beneficiaries with target total variable remuneration between 1.7 and 2.7 million euros
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Maximum | Deferred Multiyear Objectives Variable Remuneration Plan Eighth Cycle
Share-based payment arrangement
Deferral period	5 years